INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Taxes
Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic (Israel)	$37,939	$32,246	$20,410
Foreign	(873)	(760)	(637)

	$37,066	$31,486	$19,773

Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company and Compugen Inc. deferred tax assets are as follows:

	December 31,
	2017	2016

Operating loss carryforward	$54,093	$48,663
Research and development	9,298	7,921
Accrued social benefits and other	874	530
Property and equipment	(46)	(135)

Deferred tax asset before valuation allowance	64,219	56,979
Valuation allowance	(64,219)	(56,979)

Net deferred tax asset	$-	$-